                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment           [ ] Amendment Number:
                                                        --------
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA

Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:

   /s/ David Radunsky               Plano, TX           February 9, 2012
   ------------------             -------------         -----------------
      (Signature)                 (City, State)              (Date)

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                         -------

Form 13F Information Table Entry Total:    109
                                         -------

Form 13F Information Table Value Total:  433,034 (thousands)
                                         -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

         COLUMN 1           COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
----------------------- ----------------  ---------  --------  ---------------------  ----------  --------  ------------------------
                            TITLE OF                  VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER          CLASS         CUSIP    (X1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS    SOLE     SHARED  NONE
----------------------- ----------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
3M CO                          COM        88579Y101    2,950       36,100  SH              SOLE                 36,100
ABBOTT LABS                    COM        002824100    3,424       60,900  SH              SOLE                 60,900
ABBOTT LABS                    COM        002824100    8,243      146,600  SH              SOLE                146,600
AETNA INC NEW                  COM        00817Y108      907       21,500  SH              SOLE                 21,500
AMGEN INC                NOTE 0.375% 2/0  031162AQ3   27,225   27,500,000  PRN             SOLE             27,500,000
AMGEN INC                   NOTE 3/0      031162AL4   11,950   15,000,000  PRN             SOLE             15,000,000
AMTRUST FINANCIAL
SERVICES I                     COM        032359309      252       10,600  SH              SOLE                 10,600
ANDERSONS INC                  COM        034164103      218        5,000  SH              SOLE                  5,000
ARROW ELECTRS INC              COM        042735100      430       11,500  SH              SOLE                 11,500
ATMOS ENERGY CORP              COM        049560105      387       11,600  SH              SOLE                 11,600
AUTOMATIC DATA
PROCESSING IN                  COM        053015103    3,149       58,300  SH              SOLE                 58,300
AUTOMATIC DATA
PROCESSING IN                  COM        053015103   13,189      244,200  SH              SOLE                244,200
AUTOZONE INC                   COM        053332102   11,081       34,100  SH              SOLE                 34,100
BANK OF AMERICA
CORPORATION                    COM        060505104    2,749      494,500  SH              SOLE                494,500
BERKLEY W R CORP               COM        084423102    7,256      210,987  SH              SOLE                210,987
BRISTOW GROUP INC              COM        110394103      275        5,800  SH              SOLE                  5,800
BROOKFIELD INFRAST
PARTNERS                   LP INT UNIT    G16252101      501       18,100  SH              SOLE                 18,100
BROOKS AUTOMATION INC          COM        114340102      167       16,300  SH              SOLE                 16,300
BUCKEYE TECHNOLOGIES
INC                            COM        118255108      251        7,500  SH              SOLE                  7,500
CABELAS INC                    COM        126804301      282       11,100  SH              SOLE                 11,100
CACI INTL INC                 CL A        127190304      291        5,200  SH              SOLE                  5,200
CARTER INC                     COM        146229109    3,943       99,037  SH              SOLE                 99,037
CISCO SYS INC                  COM        17275R102    8,281      458,000  SH              SOLE                458,000
CLECO CORP NEW                 COM        12561W105      347        9,100  SH              SOLE                  9,100
CLOROX CO DEL                  COM        189054109    2,909       43,700  SH              SOLE                 43,700
COCA COLA CO                   COM        191216100    3,108       44,412  SH              SOLE                 44,412
COCA COLA CO                   COM        191216100    7,837      112,000  SH              SOLE                112,000
COLGATE PALMOLIVE CO           COM        194162103    3,095       33,500  SH              SOLE                 33,500
COMCAST CORP NEW              CL A        20030N101    1,774       74,800  SH              SOLE                 74,800
COMMUNITY HEALTH SYS
INC NEW                        COM        203668108      288       16,500  SH              SOLE                 16,500
CONOCOPHILLIPS                 COM        20825C104    2,259       31,000  SH              SOLE                 31,000
COVENTRY HEALTH
CARE INC                       COM        222862104      459       15,100  SH              SOLE                 15,100
CURTISS WRIGHT CORP            COM        231561101      290        8,200  SH              SOLE                  8,200
DARDEN RESTAURANTS INC         COM        237194105    2,872       63,001  SH              SOLE                 63,001
DELL INC                       COM        24702R101      371       25,366  SH              SOLE                 25,366
DISCOVER FINL SVCS             COM        254709108      838       34,900  SH              SOLE                 34,900
DREAMWORKS ANIMATION
SKG INC                        CL A       26153C103      239       14,400  SH              SOLE                 14,400
EBAY INC                       COM        278642103    7,370      243,000  SH              SOLE                243,000
EDUCATION MGMT
CORP NEW                       COM        28140M103      451       16,100  SH              SOLE                 16,100
EL PASO ELEC CO              COM NEW      283677854      291        8,400  SH              SOLE                  8,400
ELLINGTON FINANCIAL
LLC                            COM        288522303    4,293      250,000  SH              SOLE                250,000
ENSCO PLC                 SPONSORED ADR   29358Q109    8,290      176,688  SH              SOLE                176,688
ENSTAR GROUP LIMITED           SHS        G3075P101      285        2,900  SH              SOLE                  2,900
EV ENERGY PARTNERS LP       COM UNITS     26926V107      323        4,900  SH              SOLE                  4,900
EXXON MOBIL CORP               COM        30231G102    3,441       40,600  SH              SOLE                 40,600
FRESH DEL MONTE
PRODUCE INC                    ORD        G36738105      268       10,700  SH              SOLE                 10,700
GAMESTOP CORP NEW             CL A        36467W109      393       16,300  SH              SOLE                 16,300
GAP INC DEL                    COM        364760108    4,229      228,000  SH              SOLE                228,000

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
GENERAL MLS INC                COM        370334104    3,326       82,300  SH              SOLE                 82,300
GENERAL MTRS CO                COM        37045V100    1,717       84,700  SH              SOLE                 84,700
GENERAL MTRS CO         *W EXP 07/10/201  37045V118    1,655      141,097  SH              SOLE                141,097
GLATFELTER                     COM        377316104      169       12,000  SH              SOLE                 12,000
GOLDMAN SACHS
GROUP INC                      COM        38141G104    9,459      104,600  SH              SOLE                104,600
GOODRICH CORP                  COM        382388106    5,604       45,300  SH              SOLE                 45,300
GREATBATCH INC           SDCV 2.250% 6/1  39153LAB2    8,865    9,000,000  PRN             SOLE              9,000,000
HELEN OF TROY
CORP LTD                       COM        G4388N106      218        7,100  SH              SOLE                  7,100
HESS CORP                      COM        42809H107      892       15,700  SH              SOLE                 15,700
HUMANA INC                     COM        444859102      832        9,500  SH              SOLE                  9,500
INTEL CORP                     COM        458140100    3,453      142,400  SH              SOLE                142,400
INTERPUBLIC GROUP
COS INC                  NOTE 4.250% 3/1  460690BA7   19,561   19,028,000  PRN             SOLE             19,028,000
INTUIT                         COM        461202103   13,584      258,300  SH              SOLE                258,300
ISHARES TR                RUSSELL 2000    464287655    2,965       40,200  SH              SOLE                 40,200
JOHNSON & JOHNSON              COM        478160104    3,128       47,700  SH              SOLE                 47,700
JOHNSON & JOHNSON              COM        478160104    7,660      116,800  SH              SOLE                116,800
KAPSTONE PAPER &
PACKAGING C                    COM        48562P103      178       11,300  SH              SOLE                 11,300
KELLOGG CO                     COM        487836108    2,822       55,800  SH              SOLE                 55,800
KINDER MORGAN INC DEL          COM        49456B101   11,581      360,000  SH              SOLE                360,000
LIBERTY INTERACTIVE
CORPORAT                 INT COM SER A    53071M104      683       42,100  SH              SOLE                 42,100
MACYS INC                      COM        55616P104      821       25,500  SH              SOLE                 25,500
MASTEC INC                     COM        576323109      228       13,100  SH              SOLE                 13,100
MAXYGEN INC                    COM        577776107    1,700      302,014  SH              SOLE                302,014
MCDONALDS CORP                 COM        580135101    3,481       34,700  SH              SOLE                 34,700
MEDTRONIC INC            NOTE 1.625% 4/1  585055AM8   37,902   37,850,000  PRN             SOLE             37,850,000
MKS INSTRUMENT INC             COM        55306N104      259        9,300  SH              SOLE                  9,300
MOLEX INC                      COM        608554101      406       17,000  SH              SOLE                 17,000
MOLSON COORS BREWING CO       CL B        60871R209      610       14,000  SH              SOLE                 14,000
NORFOLK SOUTHERN CORP          COM        655844108    3,122       42,850  SH              SOLE                 42,850
NV ENERGY INC                  COM        67073Y106      440       26,900  SH              SOLE                 26,900
ORACLE CORP                    COM        68389X105    5,892      229,700  SH              SOLE                229,700
PEPSICO INC                    COM        713448108    3,132       47,200  SH              SOLE                 47,200
PORTLAND GEN ELEC CO         COM NEW      736508847      319       12,600  SH              SOLE                 12,600
PROASSURANCE CORP              COM        74267C106      359        4,500  SH              SOLE                  4,500
PROCTER & GAMBLE CO            COM        742718109    3,069       46,000  SH              SOLE                 46,000
PROGRESSIVE CORP OHIO          COM        743315103    7,929      406,400  SH              SOLE                406,400
RENT A CTR INC NEW             COM        76009N100      326        8,800  SH              SOLE                  8,800
SANDISK CORP                   COM        80004C101      699       14,200  SH              SOLE                 14,200
SANDISK CORP             NOTE 1.000% 5/1  80004CAC5   14,430   14,750,000  PRN             SOLE             14,750,000
SCANA CORP NEW                 COM        80589M102      563       12,500  SH              SOLE                 12,500
SEABOARD CORP                  COM        811543107      407          200  SH              SOLE                    200
SMITHFIELD FOODS INC           COM        832248108      439       18,100  SH              SOLE                 18,100
SONIC CORP                     COM        835451105    4,198      623,700  SH              SOLE                623,700
SYMANTEC CORP                  COM        871503108    8,435      539,000  SH              SOLE                539,000
TARGET CORP                    COM        87612E106    7,309      142,700  SH              SOLE                142,700
TELUS CORP                 NON-VTG SHS    87971M202      643       12,000  SH              SOLE                 12,000
TESORO CORP                    COM        881609101      350       15,000  SH              SOLE                 15,000
TJX COS INC NEW                COM        872540109   19,365      300,000  SH              SOLE                300,000
TRANSOCEAN INC          NOTE 1.500% 12/1  893830AW9   17,554   18,000,000  PRN             SOLE             18,000,000
TRANSOCEAN LTD               REG SHS      H8817H100    6,859      178,679  SH              SOLE                178,679
TRIUMPH GROUP INC NEW          COM        896818101      362        6,200  SH              SOLE                  6,200
TYSON FOODS INC               CL A        902494103      572       27,700  SH              SOLE                 27,700
UBS AG                       SHS NEW      H89231338    1,427      120,600  SH              SOLE                120,600

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
UIL HLDG CORP                  COM        902748102      311        8,800  SH              SOLE                  8,800
UNIVERSAL AMERN
CORP NEW                       COM        91338E101      224       17,600  SH              SOLE                 17,600
UNIVERSAL TECHNICAL
INST INC                       COM        913915104   11,034      863,400  SH              SOLE                863,400
VIROPHARMA INC                 COM        928241108      356       13,000  SH              SOLE                 13,000
WAL MART STORES INC            COM        931142103    3,281       54,900  SH              SOLE                 54,900
WELLPOINT INC                  COM        94973V107    1,080       16,300  SH              SOLE                 16,300
WESTLAKE CHEM CORP             COM        960413102      342        8,500  SH              SOLE                  8,500
YAMANA GOLD INC                COM        98462Y100      726       49,400  SH              SOLE                 49,400